Federated MDT All Cap Core Fund (“Fund”)

Class A Shares (“Classes”)

Class C Shares

Institutional Shares

Class R6 Shares

Federated MDT Balanced Fund(“Fund”)

Class A Shares (“Classes”)

Class C Shares

Institutional Shares

Class R6 Shares

Federated MDT Large Cap Growth(“Fund”)

Class A Shares(“Classes”)

Class B Shares

Class C Shares

Institutional Shares

Federated MDT Small Cap Core(“Fund”)

Class A Shares (“Classes”)

Class C Shares

Institutional Shares

Class R6 Shares

Federated MDT Small Cap Growth(“Fund”)

Class A Shares(“Classes”)

Class B Shares

Class C Shares

Institutional Shares

Class R6 Shares

Portfolios of Federated MDT Series

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summaries of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectus for the Funds and Classes filed pursuant to Rule 497(e) on April 10, 2017, Accession No. 0001623632-17-000779. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE